Research and Development expenses - Additional Information (Details) - Research and development expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development expenses
Before Capitalization	€ 8,500	€ 15,600	€ 11,000
Increase in research and development expenses		€ 3,700	€ 8,100
Percentage of increase in research and development expenses		11.70%	34.90%
Research and development expenses before capitalization		€ 31,400	€ 23,300
Research and development expenses after capitalization	35,100	€ 31,400
IT cost amounting	1,802
Start of new ERP implementation	€ 1,600